Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.5%
Aerospace/Defense - 1.7%
Lockheed Martin Corp.	3,173	$1,179,309
Northrop Grumman Corp.	3,197	1,160,575
		2,339,884
Agriculture - 1.8%
Altria Group, Inc.	23,131	1,111,213
Philip Morris International, Inc.	13,012	1,302,371
		2,413,584
Beverages - 4.2%
Brown-Forman Corp. - Class B	15,780	1,119,118
Monster Beverage Corp. (a)	13,321	1,256,437
PepsiCo, Inc.	11,656	1,829,409
The Coca-Cola Co.	24,512	1,397,919
		5,602,883
Biotechnology - 0.9%
Gilead Sciences, Inc.	17,498	1,194,938
Chemicals - 1.0%
The Sherwin-Williams Co.	4,420	1,286,353
Commercial Services - 3.0%
Moody's Corp.	3,557	1,337,432
S&P Global, Inc. (b)	3,059	1,311,455
Verisk Analytics, Inc.	6,994	1,328,440
		3,977,327
Computers - 1.0%
Accenture PLC - Class A	4,065	1,291,369
Cosmetics/Personal Care - 2.7%
Colgate-Palmolive Co.	21,746	1,728,807
The Procter & Gamble Co.	12,988	1,847,283
		3,576,090
Distribution/Wholesale - 1.7%
Fastenal Co.	22,434	1,228,710
W.W. Grainger, Inc.	2,485	1,104,781
		2,333,491
Diversified Financial Services - 3.1%
Intercontinental Exchange, Inc.	12,058	1,444,910
Nasdaq, Inc.	7,890	1,473,300
Visa, Inc. - Class A (b)	5,259	1,295,765
		4,213,975
Electric - 13.1%
Alliant Energy Corp.	23,378	1,368,314
Ameren Corp.	15,209	1,276,339
American Electric Power Co., Inc. (b)	15,394	1,356,519
CMS Energy Corp.	22,069	1,363,644
Consolidated Edison, Inc.	16,195	1,194,705
Dominion Energy, Inc.	16,721	1,251,901
DTE Energy Co. (b)	8,444	990,650
Duke Energy Corp.	12,961	1,362,331
Entergy Corp.	11,071	1,139,427
Eversource Energy	15,064	1,299,571
Pinnacle West Capital Corp. (b)	13,561	1,133,022
Southern Co.	20,135	1,286,022
WEC Energy Group, Inc.	13,561	1,276,633
Xcel Energy, Inc.	18,942	1,292,792
		17,591,870
Electrical Components & Equipment - 0.9%
AMETEK, Inc.	8,841	1,229,341
Electronics - 2.1%
Agilent Technologies, Inc.	9,861	1,511,001
Garmin Ltd.	8,741	1,374,085
		2,885,086
Environmental Control - 2.3%
Republic Services, Inc.	13,550	1,603,778
Waste Management, Inc.	9,958	1,476,373
		3,080,151
Food - 8.9%
Campbell Soup Co.	23,286	1,018,064
Conagra Brands, Inc. (b)	33,300	1,115,217
General Mills, Inc.	21,815	1,284,031
Hormel Foods Corp. (b)	30,334	1,406,891
Kellogg Co. (b)	21,694	1,374,532
McCormick & Co., Inc.	15,712	1,322,479
Mondelez International, Inc.	25,705	1,626,098
The Hershey Co.	9,264	1,657,144
The JM Smucker Co. (b)	8,864	1,162,159
		11,966,615
Gas - 0.9%
Atmos Energy Corp. (b)	12,300	1,212,657
Healthcare-Products - 3.8%
Abbott Laboratories	9,711	1,174,837
Baxter International, Inc.	16,582	1,282,618
Danaher Corp.	4,791	1,425,274
STERIS PLC (b)	5,923	1,290,918
		5,173,647
Healthcare-Services - 0.9%
UnitedHealth Group, Inc.	2,784	1,147,620
Household Products/Wares - 2.1%
Church & Dwight Co., Inc.	15,567	1,347,791
Kimberly-Clark Corp.	11,185	1,518,028
		2,865,819
Insurance - 5.7%
Aon PLC (b)	4,729	1,229,682
Arthur J Gallagher & Co.	9,076	1,264,377
Berkshire Hathaway, Inc. - Class B (a)	4,807	1,337,740
Marsh & McLennan Cos., Inc.	10,908	1,605,876
The Allstate Corp.	8,952	1,164,208
The Progressive Corp.	11,061	1,052,565
		7,654,448
Internet - 0.9%
VeriSign, Inc. (a)	5,569	1,204,965
Machinery-Diversified - 0.9%
IDEX Corp.	5,335	1,209,391
Media - 1.8%
Charter Communications, Inc. - Class A (a)(b)	1,653	1,229,915
Comcast Corp. - Class A	20,016	1,177,541
		2,407,456
Miscellaneous Manufacturing - 1.7%
3M Co.	5,771	1,142,312
Illinois Tool Works, Inc.	5,294	1,199,991
		2,342,303
Packaging & Containers - 0.8%
Ball Corp.	13,085	1,058,315
Pharmaceuticals - 7.2%
AbbVie, Inc.	10,372	1,206,264
Becton Dickinson and Co.	4,954	1,266,985
Bristol-Myers Squibb Co.	20,056	1,361,201
Johnson & Johnson	10,123	1,743,181
Merck & Co., Inc.	18,277	1,404,953
Organon & Co. (a)	1,827	53,001
Pfizer, Inc.	28,710	1,229,075
Zoetis, Inc.	7,149	1,449,102
		9,713,762
Pipelines - 0.1%
DT Midstream, Inc. (a)	4,222	179,013
Retail - 10.0%
AutoZone, Inc. (a)	828	1,344,316
Costco Wholesale Corp.	4,371	1,878,306
Dollar General Corp.	6,244	1,452,604
Domino's Pizza, Inc.	2,662	1,398,854
McDonald's Corp.	6,770	1,643,147
O'Reilly Automotive, Inc. (a)	2,297	1,387,021
The Home Depot, Inc.	4,176	1,370,521
Walmart, Inc.	10,467	1,492,071
Yum! Brands, Inc.	10,907	1,433,071
		13,399,911
Software - 5.1%
Broadridge Financial Solutions, Inc.	8,235	1,428,690
Cerner Corp.	16,212	1,303,283
Oracle Corp.	15,894	1,385,003
Paychex, Inc.	11,757	1,338,182
Roper Technologies, Inc.	2,739	1,345,780
		6,800,938
Telecommunications - 2.1%
AT&T, Inc.	41,464	1,163,065
Verizon Communications, Inc.	30,280	1,689,019
		2,852,084
Transportation - 1.1%
Expeditors International of Washington, Inc.	11,575	1,484,494
Water - 1.1%
American Water Works Co., Inc.	8,586	1,460,564
TOTAL COMMON STOCKS (Cost $124,203,203)		127,150,344

REAL ESTATE INVESTMENT TRUSTS - 5.1%
Alexandria Real Estate Equities, Inc.	7,403	1,490,520
Crown Castle International Corp.	6,432	1,241,955
Duke Realty Corp.	26,537	1,350,203
Mid-America Apartment Communities, Inc.	7,382	1,425,464
Public Storage	4,377	1,367,725
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,229,618)		6,875,867

SHORT-TERM INVESTMENTS - 0.3%	Principal Amount
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$330,499	330,499
TOTAL SHORT-TERM INVESTMENTS (Cost $330,499)		330,499

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.4%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	12,695,528	12,695,528
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,695,528)		12,695,528

Total Investments (Cost $143,458,848) - 109.3%		147,052,238
Liabilities in Excess of Other Assets - (9.3)%		(12,554,816)
TOTAL NET ASSETS - 100.0%		$134,497,422

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $12,399,451 or 9.2% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 127,150,344	$ -	$ -	$ -	$ 127,150,344
Real Estate Investment Trusts	6,875,867	-	-	-	6,875,867
Short-Term Investments	330,499	-	-	-	330,499
Investments Purchased with Proceeds from Securities Lending	-	-	-	12,695,528	12,695,528
Total Investments in Securities	$ 134,356,710	$ -	$ -	$ 12,695,528	$ 147,052,238
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.